Restructuring (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Costs Included in Accompanying Consolidated Statements of Operations	Costs included in the accompanying consolidated statements of operations are as follows:

	2014	2013	2012
Restructuring charges	$4.6	$10.0	$9.9
Total pre-tax and restructuring charges	$4.6	$10.0	$9.9

Schedule of Restructuring Costs Included in Accrued Expenses in Accompanying Consolidated Financial Statements
The costs associated with the actions above are included in accrued expenses in the accompanying consolidated financial statements and include the amounts as follows:

	2014	2013	2012
Beginning balance	$6.4	$5.1	$—
Expense	4.6	10.0	9.9
Cash expenditures
Severance and relocation	(5.1)	(7.7)	(4.5)
Other	(0.5)	(1.0)	(0.3)
Ending balance	$5.4	$6.4	$5.1